SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Activity included in accumulated other comprehensive loss table
The following table represents the activity included in accumulated other comprehensive loss:

	Foreign Currency Translation Adjustment (net of taxes)	Unrealized Gains (Losses) on Derivative Contracts (net of taxes)	Pension and Postretirement Benefits (net of taxes)	Accumulated Other Comprehensive Loss
	($ in millions)
Balance at January 1, 2015	$(2.3)	$(4.2)	$(436.6)	$(443.1)
Unrealized losses	(1.4)	(2.4)	—	(3.8)
Reclassification adjustments into income	—	1.9	8.6	10.5
Tax benefit (provision)	—	0.2	(3.5)	(3.3)
Net Change	(1.4)	(0.3)	5.1	3.4
Balance at March 31, 2015	$(3.7)	$(4.5)	$(431.5)	$(439.7)
Balance at January 1, 2016	$(12.1)	$(6.9)	$(473.5)	$(492.5)
Unrealized gains	24.0	1.1	—	25.1
Reclassification adjustments into income	—	3.7	6.1	9.8
Tax provision	(8.5)	(1.8)	(2.3)	(12.6)
Net Change	15.5	3.0	3.8	22.3
Balance at March 31, 2016	$3.4	$(3.9)	$(469.7)	$(470.2)

The following table represents the activity included in accumulated other comprehensive loss:

	Foreign Currency Translation Adjustment (net of taxes)	Unrealized Gains (Losses) on Derivative Contracts (net of taxes)	Pension and Postretirement Benefits (net of taxes)	Accumulated Other Comprehensive Loss
	($ in millions)
Balance at January 1, 2013	$2.1	$4.7	$(378.1)	$(371.3)
Unrealized losses	(2.6)	(7.7)	(12.5)	(22.8)
Reclassification adjustments into income	—	1.4	33.3	34.7
Tax benefit (provision)	—	2.5	(8.2)	(5.7)
Net change	(2.6)	(3.8)	12.6	6.2
Balance at December 31, 2013	(0.5)	0.9	(365.5)	(365.1)
Unrealized losses	(1.8)	(10.2)	(142.0)	(154.0)
Reclassification adjustments into income	—	1.8	25.5	27.3
Tax benefit	—	3.3	45.4	48.7
Net change	(1.8)	(5.1)	(71.1)	(78.0)
Balance at December 31, 2014	(2.3)	(4.2)	(436.6)	(443.1)
Unrealized losses	(15.7)	(13.9)	(125.3)	(154.9)
Reclassification adjustments into income	—	9.7	65.6	75.3
Tax benefit	5.9	1.5	22.8	30.2
Net change	(9.8)	(2.7)	(36.9)	(49.4)
Balance at December 31, 2015	$(12.1)	$(6.9)	$(473.5)	$(492.5)